As filed with the Securities and Exchange Commission on November 29, 2010
Investment Company Act File Number 811-4922

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

California Daily Tax Free Income Fund, Inc.
(Exact name of registrant as specified in charter)

1411 Broadway, 28th Floor
New York, NY  10018

(Address of principal executive offices)           (Zip code)

Christine Manna
c/o Reich & Tang Asset Management, LLC
1411 Broadway, 28th Floor
New York, New York 10018
(Name and address of agent for service)

Registrant's telephone number, including area code:  212-830-5200

Date of fiscal year end: December 31

Date of reporting period: September 30, 2010

Item 1: Schedule of Investments

CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS
SEPTEMBER 30, 2010
(UNAUDITED)

					Rating (a)
Face		Maturity	Interest	Value		Standard
Amount		Date	Rate	(Note 1)	Moody's	& Poor's
Tax Exempt General Obligation Notes and Bonds (9.23%)
$2,150,000	Ashland, WI School District	08/30/11	0.70%	$2,155,838
3,000,000	City of Fitchburg, MA GO RAN	06/30/11	0.90	3,007,774
2,500,000	City School District of the City of Schenectady (Schenectasy Counties), NY RAN	08/31/11	0.84	2,503,614	MIG-1
750,000	Glendale-River Hills School District, WI TRAN	04/20/11	0.75	751,026
1,350,000	Glendale-River Hills School District, WI TRAN	08/17/11	0.80	1,352,348
1,600,000	School District of Kewaskum (Fond du Lac, Sheboygan and Washington Counties), WI TRAN	08/30/11	0.75	1,603,619
1,750,000	School District of Three Lakes, WI TRAN	08/22/11	0.75	1,753,875
2,250,000	School District of West De Pere (Brown and Outagamie Counties), WI TRAN	09/29/11	0.65	2,257,765
2,000,000	Springville-Griffith Institute Central School District (Cattaraugus and Erie Counties), NY BANs 2010B	07/07/11	0.76	2,003,651		A-1+
1,750,000	Verona Area School District, WI TRAN	02/01/11	0.71	1,751,730
1,100,000	Verona Area School District, WI TRAN	08/23/11	0.75	1,102,434
20,200,000	Total Tax Exempt General Obligation Notes and Bonds			20,243,674

Tax Exempt Variable Rate Demand Instruments (b) (93.29%)
$4,800,000	Association for Bay Area Government Finance Authority for Nonprofit Corporations Refunding and Revenue Bonds (Valley Christian Schools) LOC Bank of America, N.A.	11/01/32	0.23%	$4,800,000	VMIG-1
1,800,000	Association for Bay Area Government Finance Authority for Nonprofit Corporations (Sharp Healthcare) – Series 2009D LOC Citibank, N.A.	08/01/35	0.25	1,800,000	VMIG-1
6,500,000	Association for Bay Area Government Finance Authority for Nonprofit Corporations RB (On Look Senior Health Services) – Series 2008 LOC Wells Fargo Bank, N.A.	08/01/38	0.22	6,500,000	VMIG-1
200,000	Bonds of Irvine Ranch Water District Consolidated Refunding Series 2008A Improvement District Nos. 105, 113, 135, 161,182, 213, 235, 250 and 261 LOC Landesbank Baden-Wurttemberg	07/01/35	0.30	200,000	VMIG-1
9,200,000	California Statewide Communities Development Authority RB (The Master's College) - Series 2007 LOC U.S. Bank, N.A.	02/01/37	0.26	9,200,000	VMIG-1	A-1+
4,800,000	California HFFA RB (Scripps Health) - Series 2010B LOC JPMorgan Chase Bank, N.A.	10/01/40	0.23	4,800,000	VMIG-1	A-1+
3,200,000	California HFFA RB (Scripps Health) - Series 2010C LOC Barclays Bank	10/01/40	0.22	3,200,000	VMIG-1	A-1+
6,000,000	California HFFA RB (Adventist Hospital/West Sutter Health Revolving–Loan Pool) – Series 1991B LOC U.S. Bank, N.A.	08/01/21	0.22	6,000,000	VMIG-1	A-1+
560,000	California HFFA RB (Adventist Hospital/West Sutter Health Revolving–Loan Pool) – Series 1991A LOC Wells Fargo Bank	08/01/21	0.22	560,000	VMIG-1	A-1+
5,000,000	California Municipal Finance Authority (La Sierra University) - Series 2008A LOC U.S. Bank, N.A.	08/01/28	0.22	5,000,000		A-1+
6,700,040	California PCFA Pollution Control Refunding RB (Pacific Gas and Electric Company) – Series 1996F LOC JPMorgan Chase Bank, N.A.	11/01/26	0.29	6,700,040		A-1+
1,490,000	California State Department of Water Resources (Power Supply Revenue Bonds) Series 2002B-6 LOC State Street Bank & Trust Company	05/01/22	0.23	1,490,000	VMIG-1	A-1+
4,000,000	California State Department of Water Resources (Power Supply Revenue Bonds) Series 2002C-1 LOC Dexia CLF	05/01/22	0.24	4,000,000	VMIG-1	A-1+
5,250,000	California Statewide Communities Development Authority (Rady Children's Hospital - San Diego) - Series 2008B LOC Bank of the West	08/15/47	0.22	5,250,000	VMIG-1	A-1+
5,900,000	California Statewide Communities Development Authority MHRB (Maple Square Apartment Homes Project) – Series 2004AA (c) LOC Citibank, N.A.	08/01/39	0.29	5,900,000		A-1
6,000,000	California Statewide Communities Development Authority MHRB (Westgate Pasadena Apartment Project) – Series 2007G (c) LOC Bank of America, N.A.	04/01/42	0.31	6,000,000	VMIG-1
2,500,000	California Statewide Communities Development Authority PCRRB (Chevron U.S.A. Inc. Project) - Series 2002	05/15/24	0.27	2,500,000	P-1	A-1+
2,900,000	California Statewide Communities Development Authority RB (The Pegasus School) – Series 2003 LOC Bank of America, N.A.	09/01/28	0.45	2,900,000	VMIG-1
1,320,000	City of Carlsbad, CA MHRB (Santa Fe Ranch Apartments F/K/A LaCosta Apartments Project) – Series 1993A LOC Federal Home Loan Mortgage Corporation	06/01/16	0.25	1,320,000	VMIG-1
4,100,000	City of Fremont, CA Fremont Public Financing Authority (1998 Family Resource Center Financing Project) LOC KBC Bank, N.V.	08/01/28	0.25	4,100,000		A-1+
3,049,000	City of Irvine Assessment District No. 04-20 Limited Obligation Improvement Bonds, Series A LOC KBC Bank, N.V.	09/02/30	0.29	3,049,000	VMIG-1
1,700,000	City of Irvine Assessment District No. 04-20 Limited Obligation Improvement Bonds, Series B LOC KBC Bank, N.V.	09/02/30	0.29	1,700,000	VMIG-1
1,615,000	City of Irvine, CA Assessment District No. 89-10 Improvement Bonds (Orange County, California) LOC Bayerische Hypo- Vereins Bank, A.G.	09/02/15	0.29	1,615,000	VMIG-1	A-1+
9,000,000	City of Pleasanton, CA COP (2005 Pleasanton Assisted Living Facility Financing) LOC Citibank, N.A.	11/01/40	0.27	9,000,000	VMIG-1
8,950,000	City of Santa Clara, CA Subordinated Electric RB – Series 2008B LOC Dexia CLF	07/01/27	0.28	8,950,000		A-1
6,800,000	City of Upland, CA Apartment Development Revenue Refunding Bonds (Mountain Springs) – Series 1998A Collateralized by Federal National Mortgage Association	11/15/28	0.25	6,800,000		A-1+
2,600,000	County of Contra Costa, CA Multifamily Mortgage Revenue Refunding Bond (River shore Apartments Project) – Series 1992B Collateralized by Federal National Mortgage Association	11/25/22	0.26	2,600,000		A-1+
3,500,000	County of San Mateo, CA MHRB (Pacific Oaks Apartments Project) – Series 1987A (c) LOC Wells Fargo Bank, N.A.	07/01/17	0.39	3,500,000	VMIG-1
4,000,000	Housing Authority of the County of Sacramento Multifamily Housing Revenue Refunding Bonds (Ashford Park Apartments) 1996 Issue D Guaranteed by Federal National Mortgage Association	07/18/29	0.25	4,000,000		A-1+
1,300,000	Irvine Ranch Water District (Orange County, CA) Sewer Bonds, Election 1988 Series A For Improvement District No. 282 LOC Landesbank Hessen Thuringen Girozentrale	11/15/13	0.22	1,300,000		A-1+
2,100,000	Irvine Ranch Water District (Orange County, CA) Sewer Bonds, Election 1988 Series A For Improvement District No. 284 LOC Landesbank Hessen Thuringen Girozentrale	11/15/13	0.22	2,100,000		A-1+
13,390,000	Irvine Ranch, CA Water District Consolidated Refunding Series 2008B GO of Improvement District #s 105, 113, 213 & 250 LOC Landesbank Baden-Wurttemberg	05/01/37	0.27	13,390,000	VMIG-1	A-1+
4,900,000	Lake Elsinore, CA Recreation Authority Revenue Refunding Bonds (Public Facilities Project) – Series 2000A Guaranteed by California State Teachers Retirement System	02/01/32	0.26	4,900,000		A-1+
4,000,000	Metropolitan Transit Authority, NY Dedicated Tax Fund - Series 2008B4 LOC KBC Bank, N.V.	11/01/34	0.28	4,000,000		A-1+
1,500,000	M-S-R Public Power Agency, CA (San Juan Project Subordinate Lien RB) – Series 2008M LOC Dexia CLF	07/01/22	0.30	1,500,000		A-1
2,100,000	Oakland-Alameda County Coliseum Authority, CA Lease RB (Oakland Coliseum Project) – Series C-1 LOC Bank of America/ California State Teachers Retirement System	02/01/25	0.29	2,100,000	VMIG-1	A-1+
200,000	Orange County, CA Irvine Coast Assessment District No. 88-1 Limited Obligation Improvement Bond LOC KBC Bank, N.V.	09/02/18	0.25	200,000	VMIG-1	A-1+
1,100,000	Otay Water District, Otay Service Corporation COPs (1996 Capital Projects) LOC Landesbank Hessen-Thuringen Girozentrale	09/01/26	0.27	1,100,000	VMIG-1	A-1+
500,000	Palm Beach County, FL RB (Norton Gallery and School of Art, Inc. Project) -Series 1995 LOC Northern Trust Bank	05/01/25	0.33	500,000		A-1+
3,600,000	Redevelopment Agency of the City of Pittsburg Los Medanos Community Development Project Subordinate Tax Allocation Bonds – Series 2004A LOC State Street Bank & Trust Company/California State Teachers Retirement System	09/01/35	0.33	3,600,000		A-1+
2,000,000	Riverside County, CA 1985 COPs (ACES) Type One Series A LOC State Street Bank & Trust Company	12/01/15	0.28	2,000,000		A-1+
2,000,000	San Bernardino County, CA Multifamily Mortgage RB (Parkview Place Apartments) – Series 2004A Collateralized by Federal National Mortgage Association	02/15/27	0.27	2,000,000		A-1+
5,500,000	San Francisco, CA Redevelopment Agency of City & County (Fillmore Center) – Series A-1 Guaranteed by Federal Home Loan Mortgage Corporation	12/01/17	0.27	5,500,000		A-1+
2,675,000	Santa Clara County, CA MHRB (Grove Garden Apartments) – Series 1997A Collateralized by Federal National Mortgage Association	02/15/27	0.25	2,675,000		A-1+
1,700,000	Santa Clara County, El Camino California Hospital District Hospital Facility Authority Revenue (1985 Valley Medical Central Project) – Series A LOC State Street Bank & Trust Company	08/01/15	0.28	1,700,000	VMIG-1
2,525,000	Southern California Public Power Authority Power Project RB (Palo Verde Project) 2008 Subordinate Refunding Series B LOC Dexia CLF	07/01/17	0.29	2,525,000
8,100,000	State of California (Kindergarten University Public Education Facilities RB) – Series 2004-A3 LOC State Street Bank & Trust Company/California State Teachers Retirement System	05/01/34	0.26	8,100,000	VMIG-1	A-1+
6,000,000	State of California GO – Series 2005B-4 LOC JPMorgan Chase Bank, N.A.	05/01/40	0.24	6,000,000	VMIG-1	A-1+
12,000,000	State of California GO – Series 2005B-7 LOC Landesbank Hessen Thuringen Girozentrale	05/01/40	0.30	12,000,000	VMIG-1	A-1+
4,100,000	Turlock Irrigation District, CA COPs (Capital Improvements and Refunding Project) – Series 2001A LOC Societe Generale	01/01/31	0.25	4,100,000		A-1+
204,724,040	Total Tax Exempt Variable Rate Demand Instruments			204,724,040

Variable Rate Demand Instruments - Private Placements (b) (0.51%)
$1,130,000	Redevelopment Agency of the City of Morgan Hill (Kent Trust Project) – Series 1984B LOC Wells Fargo Bank, N.A.	12/01/14	1.62%	$1,130,000	P-1	A-1+
1,130,000	Total Variable Rate Demand Instruments - Private Placements			1,130,000
	Total Investments (103.03%) (Cost $226,097,714†)			$226,097,714
	Liabilities in excess ofCash and other assets (-0.03%)			(6,657,456)
	Net Assets (100.00%)			$219,440,258

	Class A, 151,713,599 shares outstanding			$1.00
	Class B, 3,258,806 shares outstanding			$1.00
	Advantage Shares, 64,479,876 shares outstanding			$1.00
	† Aggregate cost for federal income tax purposes is identical. All securities are valued at amortized cost and as a result, there is no unrealized appreciation and depreciation.
FOOTNOTES:

	(a) Unless the securities are assigned their own ratings, the ratings are those of the bank whose letter of credit guarantees the issue or the insurance company who insures the issue. All letters of credit and insurance are irrevocable and direct pay covering both principal and interest. Ratings are unaudited.
	In addition, certain issuers may have either a line of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities. This is not a guarantee and does not serve to insure or collateralize the issue.
(b)	Securities are payable on demand at par including accrued interest (usually with seven days’ notice) and, where indicated are unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.

	(c) Security subject to alternative minimum tax.

KEY:
	ACES = Adjustable Convertible Extendible Securities	MHRB = Multi-Family Housing Revenue Bond
	BAN = Bond Anticipation Notes	PCFA = Pollution Control Finance Authority
	COPs = Certificate of Participation	PCRRB = Pollution Control Revenue Refunding Bond
	HFFA = Health Facilities Financing Authority	RAN = Revenue Anticipation Notes
	GO = General Obligation	RB = Revenue Bond
	LOC = Letter of Credit	TRAN = Tax and Revenue Anticipation Notes

Note 1 - Valuation of Securities

Investments are valued at amortized cost, which approximates market value.  Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

	Under the provisions of GAAP, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quotes prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

	Level 1 – prices are determined using quoted prices in an active market for identical assets.

	Level 2 – prices are determined using other significant observable inputs. Observable inputs are inputs that the other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 – prices are determined using significant unobservable inputs.  In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used.  Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of the end of the reporting period, September 30, 2010.  The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.  Money market securities may be valued using amortized cost, in accordance with the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but as the value is not obtained from a quoted price in an active market, such securities are reflected as a Level 2.

		Debt securities issued by states of the United States and political subdivisions of the states
	Quoted prices in active markets for identical assets (Level 1)	-
	Significant other observable inputs (Level 2)	226,097,714
	Significant unobservable inputs (Level 3)	-
	Total	226,097,714

	For the period ended September 30, 2010, there were no Level 1 and Level 3 investments.

Item 2:              Controls and Procedures

(a)
The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the design and operation of the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported on a timely basis.

(b)
There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to affect, the registrant’s internal controls over financial reporting.

Item 3:              Exhibits

Certifications of Principal Executive Officer and Principal Financial Officer, under Rule 30a-2(a) of the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) California Daily Tax Free Income Fund, Inc.

By (Signature and Title)*   /s/ Christine Manna
                Christine Manna, Secretary

Date: November 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Michael P. Lydon
Michael P. Lydon, President

Date: November 29, 2010

By (Signature and Title)*   /s/ Joseph Jerkovich
Joseph Jerkovich, Treasurer and Assistant Secretary

Date: November 29, 2010

* Print the name and title of each signing officer under his or her signature.